Shareholders' equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share capital	€ 4,005	€ 4,005
Retained earnings	36,702	35,966
Cumulative currency translation differences	6,605	4,818
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(9)	183
Reserve related to the defined benefit plans net of tax effect	(130)	(114)
Other comprehensive income on equity-accounted investments	66	90
Other comprehensive income on ther investments	15
Other reserves	1,672	1,889
Treasury shares	(581)	(581)
Interim dividend	(1,513)	(1,441)
Net profit (loss) for the year	4,126	3,374
Total Eni shareholders' equity	€ 51,016	48,030
Miscellaneous other reserves [member]
Other reserves		€ 190